SEGMENT INFORMATION (Net sales and long lived assets by geographic areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Net sales	$ 8,735,435	$ 10,192,818	$ 11,454,807
Non-current assets	7,413,264	7,483,419	6,830,133
Mexico
Disclosure of geographical areas [line items]
Net sales	4,660,278	5,477,690	6,345,137
Non-current assets	4,726,342	4,584,802	4,093,288
Southern region
Disclosure of geographical areas [line items]
Net sales	1,762,785	1,704,132	1,941,168
Non-current assets	919,490	1,008,860	1,071,705
Brazil and Other markets
Disclosure of geographical areas [line items]
Net sales	2,312,372	3,010,996	3,168,502
Non-current assets	$ 1,767,432	$ 1,889,757	$ 1,665,140